Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss for the year	$ (2,454,615)	$ (1,275,056)	$ (6,917,910)
Adjusted for non-cash items:
Amortization of right-of-use assets	417,175	491,705	694,730
Depreciation	313,743	318,599	345,095
Amortization of licenses	108,583	131,915	164,582
Interest on lease liability	263,218	332,687	473,136
Interest expense	245,461	244,189	529,473
Foreign exchange loss (gain)	21,453	(9,933)	(49,363)
Accretion expense	0	0	26,741
Loss on convertible debentures	0	0	218,567
Income taxes expense	289,090	256,000	48,720
Deferred tax recovery	0	(6,300)	(15,120)
Impairment of assets	860,816	0	1,030,537
Impairment of right-of-use assets	828,370
Impairment of intangible assets	0	0	2,145,628
Allowance for loan receivable	0	0	264,800
Gain on sale of asset	(203,824)	0	0
Gain on extinguishment of lease	0	0	(52,126)
Changes in non-cash working capital items:
Accounts receivable	24,466	(3,380)	34,101
Prepaid expenses and deposits	121,989	22,514	(87,777)
Inventory	(94,783)	(12,396)	(195,528)
Accounts payable and accrued liabilities	692,101	1,174,060	1,043,185
Harmonized sales tax payable (receivable)	13,096	(65,303)	76,273
Income taxes payable	(252,023)	(56,730)	(183,699)
Contract liability	(54,116)	(48,942)	(46,778)
Cash provided by (used in) operating activities	1,140,200	1,493,629	(452,733)
Investing activities
Additions to property and equipment	(16,681)	0	(761,937)
Proceeds from disposal of property and equipment	1,565,614	0	0
Repayment of deposit received	0	52,960	53,059
Cash provided by (used in) investing activities	1,548,933	52,960	(708,878)
Financing activities
Repayment of promissory notes	(608,478)	(6,776)	(272,194)
Proceeds from issuance of promissory notes	0	0	1,272,715
Repayment of mortgage payable	(914,518)	(124,901)	(206,849)
Proceeds from refinanced mortgage payable	0	0	95,485
Payment of lease liabilities	(649,736)	(758,676)	(1,023,517)
Payment of dividends to non-controlling interest shareholders	(338,152)	(206,153)	0
Cash used in financing activities	(2,510,884)	(1,096,506)	(134,360)
Effect of exchange rate changes on cash	(132,513)	(317,437)	32,684
Net increase (decrease) in cash and cash equivalents	45,736	132,646	(1,328,655)
Cash and cash equivalents, beginning of year	552,467	419,821	1,748,476
Cash and cash equivalents, end of year	598,203	552,467	419,821
Cash and cash equivalents consist of:
Cash	598,203	552,467	248,416
Restricted cash	$ 0	$ 0	$ 171,405